UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-23101

American Funds Strategic Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Steven I. Koszalka

American Funds Strategic Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Strategic Bond FundSM
Investment portfolio
September 30, 2016
unaudited
Bonds, notes & other debt instruments 85.08% Corporate bonds & notes 47.47% Financials 9.74%	Principal amount (000)	Value (000)
Bank of New York Mellon Corp. 2.20% 2023	$2,200	$2,196
Bank of Nova Scotia 1.65% 2019	870	872
Citigroup Inc. 2.35% 2021	2,160	2,166
Citigroup Inc. 2.287% 2023[1]	1,882	1,893
Commonwealth Bank of Australia 2.00% 2021[2]	2,000	1,999
Goldman Sachs Group, Inc. 2.241% 2021[1]	3,000	2,988
Goldman Sachs Group, Inc. 5.30% (undated)	300	308
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	1,450	1,447
Morgan Stanley 3.125% 2026	1,360	1,376
New York Life Global Funding 1.70% 2021[2]	1,600	1,594
Skandinaviska Enskilda Banken AB 1.875% 2021	2,900	2,881
Svenska Handelsbanken AB 1.875% 2021	1,520	1,512
Wells Fargo & Co. 2.10% 2021	860	858
		22,090
Health care 8.70%
AbbVie Inc. 3.20% 2026	610	619
AbbVie Inc. 4.45% 2046	630	662
Actavis Funding SCS 4.75% 2045	360	396
Aetna Inc. 2.80% 2023	160	164
Aetna Inc. 3.20% 2026	785	799
Aetna Inc. 4.25% 2036	315	328
Aetna Inc. 4.375% 2046	265	279
Amgen Inc. 2.25% 2023	1,400	1,397
Amgen Inc. 2.60% 2026	1,090	1,076
Amgen Inc. 4.40% 2045	340	360
Centene Corp. 5.625% 2021	165	176
Centene Corp. 4.75% 2022	550	571
Centene Corp. 6.125% 2024	165	179
Concordia Healthcare Corp. 9.50% 2022[2]	175	122
Express Scripts Inc. 4.80% 2046	625	654
Gilead Sciences, Inc. 4.15% 2047	1,150	1,185
inVentiv Health, Inc. 10.00% 2018	175	175
inVentiv Health, Inc. 7.50% 2024[2]	825	843
Kinetic Concepts, Inc. 12.50% 2019	365	364
Kinetic Concepts, Inc. 9.625% 2021[2]	1,500	1,504
Molina Healthcare, Inc. 5.375% 2022	500	519
Shire PLC 2.40% 2021	2,255	2,264
Shire PLC 2.875% 2023	1,215	1,222
Shire PLC 3.20% 2026	1,215	1,220
Teva Pharmaceutical Finance Company BV 2.20% 2021	745	745
Teva Pharmaceutical Finance Company BV 3.15% 2026	490	494
Teva Pharmaceutical Finance Company BV 4.10% 2046	465	466
American Funds Strategic Bond Fund — Page 1 of 10

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
VPI Escrow Corp. 7.50% 2021[2]	$575	$558
VRX Escrow Corp. 6.125% 2025[2]	450	389
		19,730
Energy 7.35%
Anadarko Petroleum Corp. 5.55% 2026	1,525	1,736
Antero Resources Corp. 5.375% 2024[2]	400	406
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[2]	710	698
Cheniere Energy, Inc. 7.00% 2024[2]	330	358
Chevron Corp. 2.954% 2026	645	668
ConocoPhillips 4.95% 2026	125	141
Devon Energy Corp. 5.85% 2025	400	454
Enbridge Energy Partners, LP 5.875% 2025	155	179
Enbridge Energy Partners, LP 7.375% 2045	975	1,240
Energy Transfer Partners, LP 4.75% 2026	400	414
Energy Transfer Partners, LP 6.125% 2045	125	131
EnLink Midstream Partners, LP 4.85% 2026	400	403
Enterprise Products Operating LLC 3.95% 2027	95	100
Exxon Mobil Corp. 4.114% 2046	120	134
Halliburton Co. 5.00% 2045	430	472
Kinder Morgan, Inc. 4.30% 2025	400	417
Kinder Morgan, Inc. 5.55% 2045	1,200	1,238
Petrobras Global Finance Co. 3.25% 2019	€430	485
Petrobras Global Finance Co. 8.375% 2021	$550	604
Petróleos Mexicanos 6.875% 2026[2]	250	282
Petróleos Mexicanos 6.75% 2047[2]	685	684
Range Resources Corp. 4.875% 2025	400	386
Royal Dutch Shell PLC 3.75% 2046	550	546
Schlumberger BV 4.00% 2025[2]	500	545
Shell International Finance BV 2.875% 2026	550	561
Southwestern Energy Co. 6.70% 2025	365	366
Tallgrass Energy Partners, LP 5.50% 2024[2]	425	429
Targa Resources Corp. 5.125% 2025[2]	250	251
Targa Resources Partners LP 5.375% 2027[2]	250	252
Tesoro Logistics LP 6.125% 2021	40	42
Tesoro Logistics LP 6.375% 2024	50	54
Transocean Inc. 9.00% 2023[2]	1,125	1,100
Western Gas Partners LP 4.65% 2026	255	265
Williams Partners LP 4.30% 2024	160	164
Williams Partners LP 5.10% 2045	480	471
		16,676
Information technology 4.44%
Alphabet Inc. 1.998% 2026	1,300	1,286
BMC Software, Inc. 8.125% 2021[2]	750	684
Camelot Finance SA 7.875% 2024[2]	825	853
Cisco Systems, Inc. 1.85% 2021	2,620	2,639
EchoStar Corp. 5.25% 2026[2]	600	594
JDA Software Group, Inc. 7.375% 2024[2]	225	232
Microsoft Corp. 2.40% 2026	2,250	2,254
Microsoft Corp. 3.70% 2046	1,500	1,524
		10,066
American Funds Strategic Bond Fund — Page 2 of 10

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities 3.92%	Principal amount (000)	Value (000)
Duke Energy Corp. 1.80% 2021	$900	$896
Duke Energy Corp. 2.65% 2026	685	674
Duke Energy Corp. 3.75% 2046	1,340	1,309
Duke Energy Florida, LLC 3.40% 2046	865	846
Emera Inc. 6.75% 2076	475	512
Emera US Finance LP 4.75% 2046[2]	475	513
Exelon Corp. 2.45% 2021	235	240
Fortis Inc 3.055% 2026[2]	1,700	1,699
NRG Energy, Inc. 6.625% 2027[2]	875	859
PPL Capital Funding, Inc. 3.10% 2026	1,330	1,355
		8,903
Consumer discretionary 3.35%
American Honda Finance Corp. 1.70% 2021	1,600	1,590
American Honda Finance Corp. 2.30% 2026	340	340
Bayerische Motoren Werke AG 2.25% 2023[2]	2,400	2,394
Cablevision Systems Corp. 5.50% 2027[2]	725	743
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[2]	250	263
Hilton Worldwide Holdings Inc. 4.25% 2024[2]	650	666
Newell Rubbermaid Inc. 4.20% 2026	320	349
Newell Rubbermaid Inc. 5.50% 2046	840	1,024
Schaeffler Verwaltungs 4.75% 2026[2,3]	225	227
		7,596
Consumer staples 3.31%
Altria Group, Inc. 2.625% 2026	275	279
Altria Group, Inc. 3.875% 2046	1,490	1,558
Anheuser-Busch InBev NV 3.65% 2026	290	311
Coca-Cola Co. 2.25% 2026	2,000	1,991
Molson Coors Brewing Co. 3.00% 2026	570	575
Molson Coors Brewing Co. 4.20% 2046	630	661
Reynolds American Inc. 5.85% 2045	205	267
Unilever Capital Corp. 2.00% 2026	1,900	1,866
		7,508
Industrials 2.52%
3M Co. 2.25% 2026	1,200	1,200
3M Co. 3.125% 2046	1,200	1,184
Builders FirstSource, Inc. 5.625% 2024[2]	750	772
Canadian National Railway Co. 3.20% 2046	990	980
Siemens AG 2.35% 2026[2]	1,600	1,583
		5,719
Telecommunication services 2.18%
Inmarsat PLC 6.50% 2024[2]	375	376
TELUS Corp. 2.80% 2027	2,400	2,417
Verizon Communications Inc. 2.625% 2026	1,870	1,839
Verizon Communications Inc. 4.125% 2046	315	317
		4,949
Materials 1.90%
Air Liquide SA 1.75% 2021[2]	1,105	1,104
Air Liquide SA 2.50% 2026[2]	1,100	1,108
Alcoa Inc. 6.75% 2024[2]	225	234
American Funds Strategic Bond Fund — Page 3 of 10

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Alcoa Inc. 7.00% 2026[2]	$350	$363
Eagle Materials Inc. 4.50% 2026	875	888
Novelis Corp. 5.875% 2026[2]	600	616
		4,313
Real estate 0.06%
Weingarten Realty Investors 3.25% 2026	145	146
Total corporate bonds & notes		107,696
U.S. Treasury bonds & notes 25.47% U.S. Treasury 14.06%
U.S. Treasury 0.75% 2019	858	855
U.S. Treasury 1.25% 2023[4]	9,436	9,339
U.S. Treasury 1.375% 2023	425	423
U.S. Treasury 1.625% 2023[4]	4,720	4,790
U.S. Treasury 1.625% 2023[4]	4,500	4,565
U.S. Treasury 2.25% 2046	9,343	9,205
U.S. Treasury 2.50% 2046	2,605	2,706
		31,883
U.S. Treasury inflation-protected securities 11.41%
U.S. Treasury Inflation-Protected Security 0.125% 2021[5]	4,468	4,566
U.S. Treasury Inflation-Protected Security 0.125% 2023[5]	1,877	1,909
U.S. Treasury Inflation-Protected Security 0.25% 2025[5]	2,337	2,385
U.S. Treasury Inflation-Protected Security 0.125% 2026[5]	12,249	12,406
U.S. Treasury Inflation-Protected Security 1.00% 2046[5]	4,154	4,623
		25,889
Total U.S. Treasury bonds & notes		57,772
Bonds & notes of governments & government agencies outside the U.S. 10.73%
Brazil (Federative Republic of) 0% 2018	BRL25,000	6,672
Japan, Series 20, 0.10% 2025[5]	¥498,000	5,171
Japan, Series 21, 0.10% 2026[5]	1,199,493	12,491
		24,334
Asset-backed obligations 1.41%
CLI Funding V LLC, Series 2014-1A, Class A, 3.29% 2029[2,6]	$626	610
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[2,6]	2,000	2,020
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[2,6]	570	572
		3,202
Total bonds, notes & other debt instruments (cost: $189,227,000)		193,004
Short-term securities 15.97%
Federal Home Loan Bank 0.28%–0.31% due 10/11/2016–12/30/2016	17,040	17,033
John Deere Canada ULC 0.48% due 10/21/2016[2]	6,000	5,998
Jupiter Securitization Co., LLC 0.55% due 10/5/2016[2]	1,000	1,000
Liberty Street Funding Corp. 0.57% due 10/26/2016[2]	3,000	2,999
National Rural Utilities Cooperative Finance Corp. 0.44% due 10/18/2016	1,900	1,899
American Funds Strategic Bond Fund — Page 4 of 10

unaudited
Short-term securities	Principal amount (000)	Value (000)
Svenska Handelsbanken Inc. 0.48% due 10/3/2016[2]	$5,200	$5,200
Wal-Mart Stores, Inc. 0.39% due 10/11/2016[2]	2,100	2,100
Total short-term securities (cost: $36,229,000)		36,229
Total investment securities 101.05% (cost: $225,456,000)		229,233
Other assets less liabilities (1.05)%		(2,384)
Net assets 100.00%		$226,849
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $27,350,000.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 9/30/2016 (000)
			Receive (000)	Deliver (000)
Purchases:
Euros	10/28/2016	Barclays Bank PLC	€1,018	$1,147	$(2)
Euros	11/10/2016	JPMorgan Chase	€2,604	$2,925	6
Mexican pesos	10/7/2016	Citibank	MXN12,150	$659	(32)
Mexican pesos	10/7/2016	Bank of America, N.A.	MXN22,811	$1,236	(60)
Mexican pesos	10/18/2016	JPMorgan Chase	MXN27,850	$1,500	(67)
Mexican pesos	10/20/2016	JPMorgan Chase	MXN27,300	$1,444	(40)
Mexican pesos	10/27/2016	Bank of America, N.A.	MXN87,157	$4,375	105
Mexican pesos	10/28/2016	Citibank	MXN6,989	$351	8
					$(82)
Sales:
Brazilian reais	10/11/2016	Bank of America, N.A.	$1,052	BRL3,450	$(6)
Brazilian reais	10/11/2016	Citibank	$5,328	BRL17,500	(36)
Canadian dollars	10/27/2016	Bank of America, N.A.	$1,034	C$1,363	(4)
Canadian dollars	10/27/2016	Bank of America, N.A.	$1,033	C$1,363	(6)
Japanese yen	10/17/2016	Bank of America, N.A.	$1,368	¥140,000	(14)
Japanese yen	10/21/2016	JPMorgan Chase	$342	¥35,000	(3)
Japanese yen	10/21/2016	JPMorgan Chase	$1,576	¥160,000	(4)
Japanese yen	10/27/2016	HSBC Bank	$12,633	¥1,290,000	(103)
Japanese yen	10/28/2016	UBS AG	$839	¥84,000	10
Japanese yen	11/2/2016	Bank of America, N.A.	$848	¥88,000	(21)
Japanese yen	1/6/2017	Citibank	$2,726	¥275,000	1
Japanese yen	1/6/2017	Citibank	$2,717	¥275,000	(8)
Japanese yen	1/6/2017	Citibank	$2,699	¥275,000	(25)
Norwegian kroner	10/11/2016	Citibank	$1,363	NKr11,150	(31)
Norwegian kroner	10/18/2016	JPMorgan Chase	$605	NKr5,000	(20)
Norwegian kroner	10/20/2016	Bank of America, N.A.	$138	NKr1,140	(5)
Norwegian kroner	10/27/2016	Bank of America, N.A.	$1,641	NKr13,562	(56)
Norwegian kroner	10/27/2016	Bank of America, N.A.	$1,638	NKr13,562	(59)
Singapore dollars	10/6/2016	JPMorgan Chase	$498	S$680	—[7]
Singapore dollars	10/7/2016	JPMorgan Chase	$777	S$1,050	7
Singapore dollars	10/20/2016	Bank of America, N.A.	$158	S$215	1
South Korean won	10/11/2016	UBS AG	$244	KRW267,600	1
South Korean won	10/24/2016	Bank of America, N.A.	$194	KRW217,000	(3)
South Korean won	10/24/2016	Citibank	$1,086	KRW1,210,000	(12)
					$(396)
Forward currency contracts — net					$(478)
American Funds Strategic Bond Fund — Page 5 of 10

unaudited
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $388,123,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 9/30/2016 (000)
Receive	LCH	3-month USD-LIBOR	0.9845%	8/5/2019	$12,000	$(25)
Receive	LCH	3-month USD-LIBOR	1.028	8/16/2019	16,000	(14)
Receive	LCH	3-month USD-LIBOR	1.3075	3/23/2021	15,500	108
Receive	LCH	3-month USD-LIBOR	1.157	5/12/2021	15,700	1
Receive	LCH	3-month USD-LIBOR	1.3525	5/26/2021	9,700	87
Receive	LCH	3-month USD-LIBOR	0.9825	7/12/2021	11,500	(99)
Receive	LCH	3-month USD-LIBOR	1.148	8/26/2021	4,000	(5)
Receive	LCH	3-month USD-LIBOR	1.14	8/26/2021	4,000	(6)
Receive	LCH	3-month USD-LIBOR	1.176	8/30/2021	15,000	2
Receive	LCH	3-month USD-LIBOR	1.174	8/30/2021	10,000	—[7]
Receive	LCH	3-month USD-LIBOR	2.045	3/24/2023	53,800	508
Receive	LCH	3-month USD-LIBOR	1.4465	4/1/2023	3,000	33
Receive	LCH	3-month USD-LIBOR	1.4885	5/31/2023	4,100	55
Receive	LCH	3-month USD-LIBOR	1.8875	6/7/2023	33,600	199
Receive	LCH	3-month USD-LIBOR	1.569	7/6/2023	40,500	(13)
Receive	LCH	3-month USD-LIBOR	1.615	8/18/2023	73,000	21
Receive	LCH	3-month USD-LIBOR	1.309	9/27/2023	4,100	2
Receive	LCH	3-month USD-LIBOR	1.3035	9/27/2023	4,100	1
Pay	LCH	3-month USD-LIBOR	1.7455	3/23/2026	15,900	(452)
Pay	LCH	6-month JPY-LIBOR	0.1277	3/24/2026	¥500,000	(49)
Pay	LCH	3-month USD-LIBOR	1.5955	5/12/2026	$16,100	(234)
Pay	LCH	3-month USD-LIBOR	1.712	5/26/2026	5,000	(126)
Pay	LCH	3-month USD-LIBOR	1.58	6/23/2026	4,300	(54)
Pay	LCH	3-month USD-LIBOR	1.3805	7/5/2026	8,000	48
Pay	LCH	6-month JPY-LIBOR	(0.0823)	7/11/2026	¥1,200,000	40
Pay	LCH	3-month USD-LIBOR	1.3695	9/9/2026	$4,900	39
Pay	LCH	3-month USD-LIBOR	2.35	3/24/2031	11,700	(536)
Pay	LCH	3-month USD-LIBOR	2.22	6/7/2031	7,300	(240)
Pay	LCH	3-month USD-LIBOR	1.8929	7/6/2031	8,700	(27)
Pay	LCH	3-month USD-LIBOR	1.87	8/18/2031	15,500	(7)
Receive	LCH	3-month USD-LIBOR	2.204	3/23/2046	3,200	333
Pay	LCH	6-month EURIBOR	1.1452	4/25/2046	€200	(25)
Receive	LCH	3-month USD-LIBOR	2.1195	5/12/2046	$3,250	272
Pay	LCH	3-month USD-LIBOR	1.9165	6/21/2046	500	(17)
Pay	LCH	3-month USD-LIBOR	1.826	7/28/2046	4,000	(46)
Pay	LCH	3-month USD-LIBOR	1.7555	8/17/2046	6,000	37
Pay	LCH	3-month USD-LIBOR	1.7045	8/30/2046	6,200	116
						$(73)
American Funds Strategic Bond Fund — Page 6 of 10

unaudited
Credit default swaps

The fund has entered into a credit default swap as shown in the following table. The average month-end notional amount of credit default swaps while held was $18,730,000.
Centrally cleared credit default swaps on credit indices — buy protection
Referenced index	Clearinghouse	Pay fixed rate	Expiration date	Notional (000)	Value (000)	Upfront premiums paid (000)	Unrealized depreciation at 9/30/2016 (000)
CDX.NA.HY.27	ICE	5.00%	12/20/2021	$40,825	$(1,802)	$(1,503)	$(300)
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $354,278,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation at 9/30/2016 (000)
90 Day Euro Dollar Futures	CME	Long	395	December 2016	$97,813	$29
10 Year U.S. Treasury Note Futures	CME	Long	278	December 2016	36,262	191
30 Year Ultra U.S. Treasury Bond Futures	CME	Short	110	December 2016	20,313	87
10 Year Ultra U.S. Treasury Note Futures	CME	Short	36	December 2016	5,209	20
5 Year U.S. Treasury Note Futures	CME	Short	269	January 2017	32,707	19
2 Year U.S. Treasury Note Futures	CME	Long	19	January 2017	4,150	1
30 Day Federal Funds Futures	CME	Short	26	January 2017	10,777	1
						$348

[1]	Coupon rate may change periodically.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $48,396,000, which represented 21.33% of the net assets of the fund.
[3]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $7,593,000, which represented 3.35% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Amount less than one thousand.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
American Funds Strategic Bond Fund — Page 7 of 10

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American Funds Strategic Bond Fund — Page 8 of 10

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2016 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$107,696	$—	$107,696
U.S. Treasury bonds & notes	—	57,772	—	57,772
Bonds & notes of governments & government agencies outside the U.S.	—	24,334	—	24,334
Asset-backed obligations	—	3,202	—	3,202
Short-term securities	—	36,229	—	36,229
Total	$—	$229,233	$—	$229,233

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$139	$—	$139
Unrealized appreciation on interest rate swaps	—	1,901	—	1,901
Unrealized appreciation on futures contracts	348	—	—	348
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(617)	—	(617)
Unrealized depreciation on interest rate swaps	—	(1,974)	—	(1,974)
Unrealized depreciation on credit default swaps	—	(300)	—	(300)
Total	$348	$(851)	$—	$(503)
*	Forward currency contracts, interest rate swaps, credit default swaps and futures contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$4,122
Gross unrealized depreciation on investment securities	(505)
Net unrealized appreciation on investment securities	3,617
Cost of investment securities	225,616

American Funds Strategic Bond Fund — Page 9 of 10

unaudited
Key to abbreviations and symbols
BRL = Brazilian reais
C$ = Canadian dollars
CME = CME Group
EUR/€ = Euros
EURIBOR = Euro Interbank Offered Rate
ICE = Intercontinental Exchange, Inc.
¥ = Japanese yen
KRW = South Korean won
LCH = LCH.Clearnet
LIBOR = London Interbank Offered Rate
NKr = Norwegian kroner
MXN = Mexican pesos
S$ = Singapore dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-112-1116O-S55991	American Funds Strategic Bond Fund — Page 10 of 10

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS STRATEGIC BOND FUND

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: November 28, 2016

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: November 28, 2016